Share-based compensation - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2022 shares $ / shares	Oct. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, outstanding at beginning of year | shares	7,055	6,973
Number of options, granted | shares	1,184	1,251
Number of options, exercised | shares	(684)	(1,150)
Number of options, forfeited in the year | shares	(46)	(19)
Number of options, outstanding at end of year | shares	7,509	7,055
Number of options, exercisable at end of year | shares	3,502	3,273
Weighted average exercise price, outstanding at beginning of year | $ / shares	$ 92.27	$ 86.02
Weighted average exercise price, granted | $ / shares	129.99	106
Weighted average exercise price, exercised | $ / shares	73.98	65.56
Weighted average exercise price, forfeited in the year | $ / shares	104.28	93.23
Weighted average exercise price, outstanding at end of year | $ / shares	100.07	92.27
Weighted average exercise price, exercisable at end of year | $ / shares	$ 87.15	$ 80.38